FINANCIAL ASSETS AT FVTPL	6 Months Ended
Jun. 30, 2026
FINANCIAL ASSETS AT FVTPL
FINANCIAL ASSETS AT FVTPL

17FINANCIAL ASSETS AT FVTPL

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000

Non-current
– Investment in a listed company (Note (i))	36,774	23,015
– Investment in private funds (Note (ii))	151,309	229,396
	188,083	252,411
Current
– Non-equity investments (Note (iii))	144,252	2,293
	144,252	2,293
	332,335	254,704

Notes:

(i)	In 2024, the Company purchased 4,416,000 ordinary shares of a listed company with a total consideration of US$20.0 million, or US$4.53 per share. The investment was initially recorded at US$20.0 million (equivalent to RMB138.7 million) and subsequently measured at fair value. The Company recognized a loss of US$ 1.9 million (equivalent to RMB12.8 million) relating to this investment in fair value changes for the six months ended June 30, 2026.
(ii)	In 2025, the Group invested in two private funds in Chinese Mainland with total consideration of RMB81.9 million and one overseas private fund with consideration of US$10.0 million (equivalent to RMB70.3 million), respectively. In January 2026, the Group further invested in the two private funds in Chinese Mainland with additional injection of RMB11.5 million and RMB43.1 million, respectively, and invested another new overseas private fund, with total consideration of US$2.9 million (equivalent to RMB20.0 million). The Group did not have any control over these funds and these investments were measured at fair value with changes recorded through profit or loss, which was inconsequential for the six months ended June 30, 2026.
(iii)	The non-equity investments represent wealth management products issued by banks with variable returns. The variable returns of these wealth management products are determined by the performance of underlying assets including government bonds and money market funds. These financial assets are measured at fair value with changes recorded through profit or loss.

Please see more information about the fair value valuation in Note 25.